Basis of presentation and significant accounting policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 segment	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010
Basis of presentation
Number of business segment	1		1
Accounts receivable
Term of accounts receivable to be considered as past due	30 days		30 days
Term of past due balances to be reviewed individually for collectability	90 days		90 days
Oil and natural gas sales	$ 38,945,000		$ 49,434,000	$ 31,773,000
Joint operations	31,104,000		24,190,000	12,031,000
Other	1,783,000		511,000	135,000
Total, net	71,832,000		74,135,000	43,939,000
Allowance for doubtful accounts of accounts receivable for joint operations	100,000		100,000	100,000
Other current assets
Prepaid expenses			2,131,000	1,483,000
Materials and supplies			187,000	4,154,000
Total other current assets	5,816,000		2,318,000	5,637,000
Other current liabilities
Lease operating expense payable	6,663,000		5,297,000	2,913,000
Prepaid drilling liability	1,995,000		2,378,000	1,896,000
Production taxes payable	1,591,000		1,493,000	1,378,000
Current portion of asset retirement obligations	393,000		506,000	731,000
Other accrued liabilities	3,350,000		5,245,000	3,125,000
Total other current liabilities	15,498,000		14,919,000	10,043,000
Materials and supplies
Write-down of materials and supplies		$ 200,000	$ 200,000